Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables present Canon’s assets and liabilities that are measured at fair value on a recurring basis consistent with the fair value hierarchy at December 31, 2022 and 2021.

	December 31, 2022
	Level 1	Level 2	Level 3	Total

	(Millions of yen)
Assets:
Cash and cash equivalents	—	627	—	627
Short-term investment:
Available-for-sale:
Corporate bonds	—	9,301	—	9,301
Investments:
Available-for-sale:
Corporate bonds	—	4,785	—	4,785
Fund trusts and others	255	383	—	638
Equity securities	21,770	—	—	21,770
Prepaid expenses and other current assets:
Derivatives	—	2,715	—	2,715

Total assets	22,025	17,811	—	39,836

Liabilities:
Other current liabilities:
Derivatives	—	1,262	—	1,262

Total liabilities	—	1,262	—	1,262

	December 31, 2021
	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Assets:
Cash and cash equivalents	—	500	—	500
Short-term investment:
Available-for-sale:
Corporate bonds	—	—	—	—
Investments:
Available-for-sale:
Corporate bonds	—	—	—	—
Fund trusts and others	281	328	—	609
Equity securities	28,640	—	—	28,640
Prepaid expenses and other current assets:
Derivatives	—	65	—	65

Total assets	28,921	893	—	29,814

Liabilities:
Other current liabilities:
Derivatives	—	2,119	—	2,119

Total liabilities	—	2,119	—	2,119